Note 13 - Employee Benefit Plans (Details) - Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 13 - Employee Benefit Plans (Details) - Stock Option Activity [Line Items]
Balance outstanding weighted average exercise price (in Dollars per share)	$ 16.54	$ 16.38	$ 16.09
Options exercisable as of December 31, 2014 (in Dollars per share)	$ 18.81
Granted weighted average exercise price (in Dollars per share)	$ 0	$ 0	$ 0
Exercised weighted average exercise price (in Dollars per share)	$ 5.33	$ 5.23	$ 6.18
Forfeited weighted average exercise price (in Dollars per share)	$ 19.03	$ 15.86	$ 6.18
Balance outstanding	222,800
Balance outstanding weighted average exercise price (in Dollars per share)	$ 18.23	$ 16.54	$ 16.38
Incentive Stock Options [Member]
Note 13 - Employee Benefit Plans (Details) - Stock Option Activity [Line Items]
Balance outstanding	168,100	174,500	184,500
Options exercisable as of December 31, 2014	133,900
Granted	0	0	0
Exercised	(25,100)	(1,800)	(2,003)
Forfeited	(2,700)	(4,600)	(7,997)
Balance outstanding	140,300	168,100	174,500
Non-Incentive Stock Options [Member]
Note 13 - Employee Benefit Plans (Details) - Stock Option Activity [Line Items]
Balance outstanding	121,000	167,000	167,000
Options exercisable as of December 31, 2014	79,500
Granted	0	0	0
Exercised	(14,500)	0	0
Forfeited	(24,000)	(46,000)	0
Balance outstanding	82,500	121,000	167,000